Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES
19.	ORDINARY SHARES

Upon completion of Reorganization, the Company issued 30,000,000 ordinary shares with a par value of $0.00001 to its shareholders as of June 5, 2025. As mentioned in Note 1, the Company effected the Share Surrender subsequently on September 5, 2025, and the issued and outstanding ordinary shares reduced to 18,000,000. As a result of the Recapitalization, all share and per share data in the consolidated financial statements have been retrospectively adjusted to all periods presented.

The share subscription receivable represented the receivable for the issuance of ordinary shares of the Company and is reported as a deduction of equity and presented on a retrospective basis before the incorporation of the Company. Subscription receivable has no payment terms nor any interest receivable accrual.

On October 6, 2025, the Company closed its initial public offering of 1,250,000 ordinary shares at a price to the public of US$4.00 per ordinary share. The Company’s ordinary shares began trading on the Nasdaq Capital Market on October 3, 2025, under the symbol “CCHH.”

On October 17, 2025, the underwriter of the Company’s Initial Public Offering (IPO) fully exercised their over-allotment option (the “Option”), which was originally granted to purchase up to an additional 187,500 Ordinary Shares. In connection with the full exercise of the Option, the Company issued 187,500 additional Ordinary Shares at the initial public offering price of US$4.00 per share. After giving effect to the full exercise of the Option, the total number of Ordinary Shares sold by the Company in the Offering increased from 1,250,000 shares to 1,437,500 shares. The total gross proceeds from the Offering increased to approximately US$5.75 million, before deducting estimated underwriting discounts and commissions and other offering expenses

On October 27, 2025, the Board of Directors of the Company approved the grant of 2,512,500 Restricted Shares to four Grantees under the Company’s 2025 Equity Incentive Plan. The Restricted Shares vest ratably over a four-year period, contingent upon the Participant’s continuous service. The awards are subject to standard transfer restrictions and the Company’s Right of First Refusal, and notably, the underlying shares do not confer voting rights (whether vested or unvested). The Board also ratified the filing of the S-8 Registration Statement with the U.S. Securities and Exchange Commission for the registration of the Ordinary Shares.

As of December 31, 2024 and 2025, 18,000,000 and 21,950,000 ordinary shares had been issued and outstanding.